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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-8934

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                   ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                         7337 E. DOUBLETREE RANCH ROAD
                             SCOTTSDALE, AZ 85258
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WITH COPIES TO:

          THERESA K. KELETY, ESQ.                PHILIP H. NEWMAN, ESQ.
           ING INVESTMENTS, LLC                   GOODWIN PROCTER, LLP
       7337 E. DOUBLETREE RANCH ROAD                 EXCHANGE PLACE
           SCOTTSDALE, AZ 85258                     53 STATE STREET
                                                    BOSTON, MA 02109

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - June 30, 2010

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08934
Reporting Period: 07/01/2009 - 06/30/2010
ING Strategic Allocation Portfolios, Inc.

================ ING Strategic Allocation Conservative Portfolio ===============

ING INVESTORS TRUST (ING Index Plus International Equity Portfolio)

Ticker:                          Security ID:   44982P716
Meeting Date: AUG 03, 2009       Meeting Type:  Special
Record Date:  MAY 01, 2009

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve an Agreement      For    93.263%   2.113%    4.624%    Management
      and Plan of Reorgani-
      zation
2     Approve an Investment     For    92.800%   2.243%    4.957%    Management
      Sub-Advisory Agreement

================== ING Strategic Allocation Growth Portfolio ===================

ING INVESTORS TRUST (ING Index Plus International Equity Portfolio)

Ticker:                          Security ID:   44982P716
Meeting Date: AUG 03, 2009       Meeting Type:  Special
Record Date:  MAY 01, 2009

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve an Agreement      For    93.263%   2.113%    4.624%    Management
      and Plan of Reorgani-
      zation
2     Approve an Investment     For    92.800%   2.243%    4.957%    Management
      Sub-Advisory Agreement

================= ING Strategic Allocation Moderate Portfolio ==================

ING INVESTORS TRUST (ING Index Plus International Equity Portfolio)

Ticker:                          Security ID:   44982P716
Meeting Date: AUG 03, 2009       Meeting Type:  Special
Record Date:  MAY 01, 2009

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve an Agreement      For    93.263%   2.113%    4.624%    Management
      and Plan of Reorgani-
      zation
2     Approve an Investment     For    92.800%   2.243%    4.957%    Management
      Sub-Advisory Agreement

========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 27, 2010